PAYMENTS MADE UNDER PROTEST	12 Months Ended
Jun. 30, 2021
Payments made under protest [abstract]
Payments made under protest
24

PAYMENTS

MADE UNDER PROTEST
SIGNIFICANT ACCOUNTING JUDGEMENTS
Payments made under protest
The determination

of whether the

payments made under

protest give

rise to an

asset or

a contingent asset

or neither,

required
the use of significant judgement.

The definition of an asset

in the conceptual framework was

applied as well as the

considerations
in the outcome

of the IFRS Interpretations

Committee (“
IFRIC
”) agenda decision

– Deposits relating to

taxes other than income
tax (IAS 37 Provisions, Contingent Liabilities

and Contingent Assets) (“
IFRIC Agenda Decision
”) published in January 2019.

The
IFRIC Agenda Decision has a similar fact pattern to that of the payments made under protest. With the consideration of the facts and circumstances

surrounding the

payments made

under protest

in applying

the definition

of an

asset and

the IFRIC

Agenda
Decision, management considered the following:

•

payments

were

made

under

protest

and

without

prejudice

or

admission

of

liability.

Such

payments

were

not

made

as

a
settlement of debt or recognition of expenditure;
•

the

Group

therefore

retains

a

right

to

recover

the

payments

from

the

City

of

Ekurhuleni

Metropolitan

Municipality
(“ Municipality ”) if the Group is successful in the Main Application;
•

if the Group

is not successful

in the Main

Application, the

payments will

be used

to settle

the resultant

liability to the

Municipality;
and

•

these two possible outcomes

(i.e. success in

the Main Application or

not) therefore, will

lead to economic

benefits to the Group.
Therefore, the

right to

recover the

payments made

under protest

is not

a contingent

asset because

it meets

the definition

and
recognition

criteria

of

an

asset.

No

specific

guidance

exists

in

developing

an

accounting

policy

for

such

asset.

Therefore,
management applied judgement in developing an accounting policy that would lead to information that is relevant to the users of
these financial statements and information that can be relied upon.
Contingent liabilities
The assessment

of whether

an obligating

event results

in a

liability or

a contingent

liability requires

the exercise

of significant
judgement of the outcome of future events that are not wholly within the control of the Group.
Litigation and other judicial

proceedings inherently entail complex

legal issues that are subject

to uncertainties and complexities
and are subject to interpretation.
SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
The discounted amount of the

payments made under protest is

determined using assumptions about the

future that are inherently
uncertain and can change materially over time and includes the discount rate and discount period.

These assumptions about the future include estimating the timing of concluding on the Main Application, i.e. the discount period,
the ultimate settlement terms, the discount rate applied and the assessment of recoverability.
ACCOUNTING POLICIES
Payments made under protest
Recognition and measurement
The

payment

made

under

protest

asset

that

arises

from

the

Municipality

Electricity

Tariff

Dispute

is

initially

measured

at

a
discounted amount, and any

difference between the face

value of payments made under

protest and the discounted

amount on
initial recognition is recognised in profit or loss

as a finance expense. Subsequent to initial recognition,

the payments made under
protest is measured using the effective interest method to unwind the discounted amount to the original face value less any write downs for recovery. Unwinding of the carrying value and changes in the discount period are recognised in profit or loss.
Assessment of recoverability
The

discounted

amount of

the payments

under

protest is

assessed

at each

reporting date

to

determine whether

there is

any
objective

evidence

that

the

full

amount

is

no

longer

expected

to

be

recovered.

The

Group

considers

the

reasonable

and
supportable

information

related

to

the

creditworthiness

of

the

Municipality

and

events

surrounding

the

outcome

of

the

Main
Application.

Any write down is recognised in profit or loss.
Contingent liabilities
A contingent liability

is a possible obligation

arising from past events

and whose existence will

be confirmed only

by occurrence
or non-occurrence of one

or more uncertain future

events not wholly within

the control of the

Group. A contingent liability

may also
be a present obligation arising from past events

but is not recognised on the basis that

an outflow of economic resources to settle
the obligation

is not

viewed as

probable, or

the amount

of the

obligation cannot

be reliably

measured. When

the Group

has a
present obligation, an outflow of economic resources

is assessed as probable and the Group

can reliably measure the obligation,
a provision is recognised.
Amounts in R million Note 2021 2020
Balance at the beginning of the year 35.0 27.6
Payments made under protest 8.1 10.6
Discount on initial payment made under protest 7 (7.4) (7.1)
Unwinding 6 4.8 3.9
Balance at the end of the year 40.5 35.0
Ekurhuleni Metropolitan Municipality ("Municipality") Electricity Tariff Dispute
There are primarily 3

(three) legal proceedings for

which relief has been sought

in the appropriate legal

fora and all of

which fall
within the jurisdiction of the High Court of South Africa, Gauteng Local Division, Johannesburg. These comprise of an application
brought by Ergo and actions brought under two summonses by the Municipality.
In order

to operate

the Ergo

Plant and

conduct its

business operations,

Ergo requires

a reliable

and steady

feed of

electricity
which it draws from the Ergo Central Substation.

Over the past several

years the Municipality has

charged Ergo for such

electricity, at the Megaflex tariff at

which ESKOM Holdings
SOC Limited (“ ESKOM ”) charges its large power users plus an additional surcharge, as it still does; and Ergo paid therefor.
Pursuant to

its own investigations,

and after having

sought legal

advice on the

matter,

Ergo determined

that only

ESKOM may
legitimately charge it

for the electricity so

drawn and consumed at

the Ergo Plant, specifically

from the Ergo Central

Substation.

Despite

this, ESKOM

refused to

either accept

payment from

Ergo in

respect of

such electricity

consumption or

to conclude

a
consumer agreement with it.
In December 2014, Ergo instituted legal proceedings

by way of an application (“
Main Application ”) against the Municipality and
ESKOM as well as the National Energy Regulator of

South Africa (“
NERSA ”), the Minister of Energy, the Minister of Co-operative
Governance &

Traditional

Affairs and

the South

African Local

Government Association,

the latter

4 (four)

respondents against
whom Ergo does not seek any relief.
Ergo seeks the undermentioned relief:
●

declaring that the Municipality does not supply electricity to it at the Ergo Plant;
●

declaring that

the Municipality

is in

breach of

its temporary

Distribution License

(issued by

NERSA) by

purporting to

supply
electricity to Ergo at the Ergo Plant;
●

declaring that neither the Municipality

nor ESKOM may lawfully insist

that only the Municipality may

supply electricity to Ergo
at the Ergo Plant;
●

declaring that ESKOM presently supplies electricity to Ergo at the Ergo Plant; and
●

directing ESKOM to

conclude a consumer

agreement with Ergo

for the supply

of electricity at

the Ergo Plant

at its Megaflex
tariff.
The Municipality has since issued two summonses (“ Summonses
”) for the recovery of arrears it alleges it

is owed amounting to
R 74.0

million and R
31.6

million, respectively.
In the interest of the proper administration of justice, the Main Application was postponed by agreement between the parties and a case manager

was appointed to determine

a collaborative process to

facilitate the effective

and efficient court

scheduling and
coordination of both the Main Application and the Summonses.
In

order

to

secure

uninterrupted

supply

of

electricity,

Ergo

has

made

payment

and

continues

to

pay

for

consumption

at

the
amended and

lower “J-Tariff”,

albeit under

protest and

without prejudice

and/or admission

of liability.

Whilst still

deemed to

be
disproportionate, the J-Tarif is significantly lower than the previously imposed “D-Tariff”. The Group recognised an asset for these payments that are made “under protest”.

Ergo

has

also

brought

an

application

for

the

consolidation

of

both

the

Main

Application

and

the

actions

brought

under

the
Summonses, which is still ongoing.
The Group supported by the

external legal team is

confident that there is a

high probability that Ergo will

be successful in the

Main
Application and defending

the Summonses. Therefore,

there is no

present obligation as

a result of

a past event

to pay the

amounts
claimed by the Municipality
The balance at the end of the year was based on the following assumptions:

●

discount rate:
11.68% (2020: 11.68%) representing the Municipality maximum cost of borrowing on bank loans as disclosed in their June 30, 2020 annual report; and

●

discount period:
June 30, 2024

(2020:
June 30, 2022
) representing management’s

best estimate of

the date of

conclusion of
the Main Application and is supported by external legal counsel.